Other Equity Instruments - Summary of Other Equity Instruments (Detail) - GBP (£) £ in Millions		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other equity instruments [line items]
Other equity instruments		£ 2,191	£ 1,991
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Next call date		2026-02
Interest rate		7.037%
Other equity instruments		£ 235	235
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Next call date		2024-06
Interest rate	6.30%	6.75%
Other equity instruments		£ 496	496
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Next call date		2022-06
Interest rate		7.375%
Other equity instruments		£ 750	750
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Interest rate		7.60%
Other equity instruments		£ 0	300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Next call date		2020-03
Interest rate		5.18%
Other equity instruments		£ 210	£ 210
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Next call date		2025-03
Interest rate		6.30%
Other equity instruments		£ 500